Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Summary of Assets And Liabilities Measured Or Disclosed At Fair Value
For the year ended December 31, 2020, assets measured at fair value are summarized below:

		Fair value measurement at December 31, 2020 using
	Total Fair Value at December 31, 2020	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis:
Derivative assets	100	—	100	—	—
Fair value measurement on a non-recurring basis:
Equity investments accounted for at fair value using the alternative measurement	—	—	—	—	(38,739)
Property and equipment, net	4,505	—	4,505	—	(10,952)

Total assets and liabilities measured at fair value	4,605	—	4,605	—	(49,691)
For the year ended December 31, 2021, assets measured at fair value are summarized below:

			Fair value measurement at December 31, 2021 using
	Total Fair Value at December 31, 2021		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Fair value adjustment
	RMB	USD	RMB	RMB	RMB	RMB
Fair value measurements on a recurring basis
Derivative assets	5,989	940	—	5,989	—	5,989
Fair value measurement on a non-recurring basis
Equity investments accounted for at fair value using the alternative measurement (i)	585	92	—	—	585	(25,340)

Total assets and liabilities measured at fair value	6,574	1,032	—	5,989	585	(19,351)
(i) For equity securities accounted for under the measurement alternative, when there are observable price changes in orderly transactions for identical or similar investments of the same issuer, the investments are re-measured
to fair value. The Company recognized impairment charges of long-term investments during the year ended December 31, 2021.